Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Diluted net income (loss) per common share	$ 0.05	$ 0.01	$ 0.07	$ (0.06)	$ (0.02)
Non-Redeemable Common Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Diluted net income (loss) per common share	$ (0.08)	$ (0.04)	$ (0.30)	$ (0.13)	$ (0.19)	$ (0.01)